Shareholder Report, Average Annual Return (Details)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	33 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000271519
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Wedbush LAFFER|TENGLER New Era Value ETF
Without Sales Load [Member] | C000272156
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%
Without Sales Load [Member] | C000259766
Average Annual Return [Line Items]
Average Annual Return, Percent			32.22%
Without Sales Load [Member] | C000271487
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%
Without Sales Load [Member] | C000271519
Average Annual Return [Line Items]
Average Annual Return, Percent				39.08%	19.85%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.06%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				31.05%	20.27%
Solactive Wedbush AI Power & Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
Solactive Wedbush Artificial Intelligence Index
Average Annual Return [Line Items]
Average Annual Return, Percent			32.02%
Solactive Indiggo ReturnOnLeadership® US Large-Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.41%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent				29.25%	16.39%